Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Loss for the year	$ 163,899	$ (35,193)
Items that may be reclassified subsequently to profit or loss
Net exchange gain (loss) on translation of foreign operations	20,866	8,301
Change in fair value of available-for-sale financial investments	2,507	3,598
Effect of foreign exchange on available-for-sale financial investments	922	53
Other comprehensive income that will be reclassified to profit or loss, net of tax	24,295	11,952
Items that will not be reclassified subsequently to profit or loss:
Remeasurement - actuarial (loss) gain	6,299	(11,252)
Tax effect	(3,845)	2,198
Other comprehensive income that will not be reclassified to profit or loss, net of tax	2,454	(9,054)
Wind up of subsidiaries	3,021	0
Impairment of available-for-sale investments	2,059	1,102
Sale of available-for-sale investments	(89)	(1,037)
Components of other comprehensive income transferred to income statements	4,991	65
Other comprehensive income (loss), net of tax, for the year	31,740	2,963
Total comprehensive loss for the year	$ 195,639	$ (32,230)